Loans Held for Investment (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Composition of Net Loans Held for Investment by Class

The composition of net loans held for investment by class as of December 31, 2016 and 2015 is as follows:

	2016	2015
	(dollars in thousands)
Commercial
Commercial	$55,752	$52,311
Real estate - commercial	109,752	101,198
Other real estate construction loans	26,718	17,692
Noncommercial
Real estate 1-4 family construction	5,625	5,629
Real estate - residential	81,700	83,379
Home equity	50,815	49,420
Consumer loans	9,711	8,982
Other loans	1,687	1,481
	341,760	320,092
Less:
Allowance for loan losses	(2,707)	(2,884)
Deferred loan costs, net	69	40
Loans held for investment, net	$339,122	$317,248